Operating Profit - Summary of Operating Profit (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Amortization of intangible assets	¥ 239	¥ 143	¥ 160
Depreciation of property, plant and equipment (Note 16) - owned	9,067	9,078	7,926
Depreciation of property, plant and equipment (Note 16) - leased (finance leases)			6,690
Depreciation of right-of-use assets (Note 18(a)) (2018: amortization of prepayments for land use rights)	12,367	12,298	43
Depreciation of investment properties (Note 17)	12	25	26
Amortization of long-term deferred assets included in other non-current assets	570	536	468
Impairment charge on property, plant and equipment (Note 9)	31	4	15
Write-down of flight equipment spare parts to net realizable value (Note 9)	153		301
Consumption of flight equipment spare parts	1,135	1,013	1,088
Auditors' remuneration	17	18	17
Foreign exchange differences, net (Note 11 and 12)	¥ (2,494)	¥ 990	¥ 2,040